Borrowings - Summary of Security Details (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2022 MTPA MW
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
External commercial borrowings [member] | Alumina Smelter Plant Jharsuguda Odisha [Member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
External commercial borrowings [member] | Alumina Refinery Lanjigarh Odisha [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	90
Aluminum power plant capacity	6
Non-convertible debentures [member] | Lanjigarh 3 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	90
Aluminum power plant capacity	1,215
Non-convertible debentures [member] | Power Plant Lanjigarh Odisha [Member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1
Non-convertible debentures [member] | Power Plant Lanjigarh Odisha [Member] | Captive Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	90
Non-convertible debentures [member] | Alumina Smelter Plant Jharsuguda Odisha [Member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Non-convertible debentures [member] | Alumina Smelter Plant Jharsuguda Odisha [Member] | Captive Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Non-convertible debentures [member] | Alumina Refinery Lanjigarh Odisha 2 [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	90
Aluminum power plant capacity	1
Non-convertible debentures [member] | Alumina Smelter Plant Jharsuguda Odisha 2 [Member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Aluminum power plant capacity	1.6
Non-convertible debentures [member] | MTPA [member] | Jharsuguda aluminium [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Term Loans [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Term Loans [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Term Loans [member] | Jharsaguda Power Plant 3 [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	1,215
Term Loans [member] | Jharsaguda Power Plant 3 [member] | Captive Power Plant [member]
Disclosure of detailed information about borrowings [line items]
Power plant capacity | MW	90
Term Loans [member] | MTPA [member] | Aluminium Division [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Refinery expansion Project [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Aluminium Division of Vedanta Limited 2 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | MTPA [member] | Jharsaguda Power Plant 3 [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.6
Term Loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	1.7
Term Loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Aluminum power plant capacity	6